Long-term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Long-term Investments.
Investments in associated companies		¥ 652,635	¥ 318,888
Equity investments		461,664	309,691
Available-for-sale securities		855,728	1,136,073
Total	$ 283,743	¥ 1,970,027	¥ 1,764,652